Kurv Technology Titans Select ETF
Schedule of Investments
August 31, 2025 (Unaudited)

COMMON STOCKS - 67.6%		Shares	Value
Business Support Services - 3.2%
Uber Technologies, Inc. (a)(b)		8,640	$810,000

Communications Equipment Manufacturing - 5.9%
Apple, Inc. (c)		6,390	1,483,374

Computer and Peripheral Equipment Manufacturing - 4.3%
Cisco Systems, Inc. (b)		8,370	578,283
International Business Machines Corp. (b)		2,070	504,025
			1,082,308

Computer Systems Design and Related Services - 11.0%
Alphabet, Inc. - Class A (b)(c)		9,960	2,120,583
Oracle Corp. (b)		2,790	630,903
			2,751,486

Media Streaming Distribution Services, Social Networks, and Other Media Networks and Content Providers - 6.6%
Netflix, Inc. (a)(b)(c)		810	978,683
Spotify Technology SA (a)(b)(c)		990	675,061
			1,653,744

Motor Vehicle Manufacturing - 2.0%
Tesla, Inc. (a)(b)		1,530	510,821

Other Miscellaneous Retailers - 10.1%
Amazon.com, Inc. (a)(b)		11,070	2,535,030

Semiconductor and Other Electronic Component Manufacturing - 11.3%
Broadcom, Inc. (b)(c)		4,950	1,472,081
NVIDIA Corp. (b)(c)		7,830	1,363,829
			2,835,910

Software Publishers - 5.2%
Microsoft Corp. (b)(c)		990	501,623
Palantir Technologies, Inc. - Class A (a)(b)		2,700	423,117
Salesforce, Inc. (b)(c)		1,440	369,000
			1,293,740

Web Search Portals, Libraries, Archives, and Other Information Services - 8.0%
Meta Platforms, Inc. - Class A (b)(c)		2,700	1,994,490
TOTAL COMMON STOCKS (Cost $14,744,923)			16,950,903

PURCHASED OPTIONS - 3.0%(d)	Notional Amount	Contracts	Value
Call Options - 2.9%			$–
Apple, Inc.
Expiration: 09/19/2025; Exercise Price: $205.00	$2,089,260	90	254,347
Expiration: 09/19/2025; Exercise Price: $250.00	1,624,980	70	3,360
Microsoft Corp., Expiration: 09/19/2025; Exercise Price: $495.00	3,293,485	65	113,534
Nvidia Corp., Expiration: 09/19/2025; Exercise Price: $155.00	3,135,240	180	369,383
Total Call Options			740,624

Put Options - 0.1%			$–
Roundhill Magnificent Seven ETF, Expiration: 09/19/2025; Exercise Price: $56.00	2,594,886	434	14,105
TOTAL PURCHASED OPTIONS (Cost $607,927)			754,729

EXCHANGE TRADED FUNDS - 2.5%(b)(e)		Shares	Value
Kurv Yield Premium Strategy Google (GOOGL) ETF		7,290	226,160
Kurv Yield Premium Strategy Tesla (TSLA) ETF		19,080	385,798
TOTAL EXCHANGE TRADED FUNDS (Cost $726,012)			611,958

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 27.0%(b)(f)		Par	Value
4.10%, 12/26/2025		$1,000,000	987,214
4.00%, 03/19/2026		5,900,000	5,777,437
TOTAL U.S. TREASURY BILLS (Cost $6,760,447)			6,764,651

MONEY MARKET FUNDS - 0.3%		Shares	Value
Fidelity Government Portfolio - Institutional Class, 4.21%(g)		78,876	78,876
TOTAL MONEY MARKET FUNDS (Cost $78,876)			78,876

TOTAL INVESTMENTS - 100.4% (Cost $22,918,185)			25,161,117
Liabilities in Excess of Other Assets - (0.4)%			(87,768)
TOTAL NET ASSETS - 100.0%			$25,073,349
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

(a)	Non-income producing security.
(b)
All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $19,785,723 which represented 78.9% of net assets.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(d)	100 shares per contract.
(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	The rate shown is the annualized yield as of August 31, 2025.
(g)	The rate shown represents the 7-day annualized yield as of August 31, 2025.

Kurv Technology Titans Select ETF
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.5)% (a)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Alphabet, Inc., Expiration: 09/05/2025; Exercise Price: $225.00	$(894,222)	(42)	$(4,809)
Apple, Inc., Expiration: 09/19/2025; Exercise Price: $235.00	(3,458,886)	(149)	(61,032)
Broadcom, Inc., Expiration: 09/05/2025; Exercise Price: $335.00	(654,258)	(22)	(2,728)
Meta Platforms, Inc., Expiration: 09/05/2025; Exercise Price: $770.00	(886,440)	(12)	(1,200)
Netflix, Inc., Expiration: 09/05/2025; Exercise Price: $1,255.00	(483,300)	(4)	(790)
Salesforce, Inc., Expiration: 09/19/2025; Exercise Price: $300.00	(358,750)	(14)	(2,079)
Spotify Technology SA, Expiration: 09/05/2025; Exercise Price: $720.00	(340,940)	(5)	(867)
Total Call Options			(73,505)

Put Options - (0.2)%
Apple, Inc., Expiration: 09/19/2025; Exercise Price: $205.00	(2,089,260)	(90)	(4,201)
Microsoft Corp., Expiration: 09/19/2025; Exercise Price: $495.00	(3,293,485)	(65)	(28,074)
Nvidia Corp., Expiration: 09/19/2025; Exercise Price: $155.00	(3,135,240)	(180)	(15,804)
Total Put Options			(48,079)
TOTAL WRITTEN OPTIONS (Premiums received $388,723)			$(121,584)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Kurv Technology Titans Select ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$16,950,903	$–	$–	$16,950,903
Purchased Options	–	754,729	–	754,729
Exchange Traded Funds	611,958	–	–	611,958
U.S. Treasury Bills	–	6,764,651	–	6,764,651
Money Market Funds	78,876	–	–	78,876
Total Investments	$17,641,737	$7,519,380	$–	$25,161,117

Liabilities:
Investments:
Written Options	$–	$(121,584)	$–	$(121,584)
Total Investments	$–	$(121,584)	$–	$(121,584)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Transactions with Affiliates

The Fund's transactions with affiliated companies during the fiscal period ended August 31, 2025:

	Kurv Yield Premium Strategy Google (GOOGL) ETF	Kurv Yield Premium Strategy Tesla (TSLA) ETF	Total
Market Value, Beginning of Period	$339,291	$388,858	$728,149
Purchases	23,817	43,019	66,836
Proceeds from Sales	(185,700)	(12,478)	(198,178)
Net Realized Gains (Losses)	(13,758)	203	(13,555)
Appreciation (Depreciation)	62,510	(33,804)	28,706
Value, End of Period	$226,160	$385,798	$611,958
Dividend Income	$9,469	$24,921	$34,390

Shares, Beginning Period	13,446	17,596	31,042
Number of Shares Purchased	810	2,120	2,930
Number of Shares Sold	(6,966)	(636)	(7,602)
Shares, End of Period	7,290	19,080	26,370